SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	$ 11,876,023	$ 246,552
Commission service
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	17,710	59,664
Cash incentives accounted for as reduction of revenue	16,152	52,451
Recommendation service
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue			$ 0	$ 0	$ 3,754,738
Interest income
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	$ 0	$ 186,888